(Loss)/Income Per Share - Schedule of Basic and Diluted Net (Loss)/Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net (loss)/income	$ (63,415)	$ 5,207	$ (26,557)
Add: Accretion of Series A Preferred shares	(1,293)	(2,540)	(2,209)
Income allocation to participating preferred shareholders		(296)
Net (loss)/income attributable to ordinary shareholders of the Company	$ (64,708)	$ 2,371	$ (28,766)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net (loss)/income per share	259,852,204	232,178,037	185,370,982
Basic and diluted net (loss)/income per ordinary share	$ (0.25)	$ 0.01	$ (0.16)